Share-based compensation - Geely Auto Share Incentive Plan - Performance-based restricted share units - Narratives (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Total compensation expenses		¥ 1,076,584	¥ 135,649	¥ 211,208
Performance-based restricted share units | Geely Auto RSU Plan
Share-based compensation
Granted	9,128,000
Vesting condition term	4 years
RSUs transferred		221,250	178,000	2,224,000
Total compensation expenses		¥ (42,443)	¥ 34,557	¥ 63,440
Unrecognized compensation expenses		¥ 1,651
Recognition period		7 months 6 days